SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended
	Apr. 17, 2023	Apr. 16, 2023	Feb. 28, 2023	Mar. 31, 2023	Mar. 31, 2022
Subsequent Event [Line Items]
Number of warrant exercised			408,600
Exercise price			$ 3.75
Cash proceeds			$ 1,532,250	$ 1,532,250
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of warrant exercised		321,120
Exercise price		$ 3.75
Cash proceeds		$ 1,204,200
Subsequent Event [Member] | Inducement Letter [Member]
Subsequent Event [Line Items]
Number of warrant exercised	150,000
Exercise price	$ 3.75
Sale of transaction	$ 562,000
Subsequent Event [Member] | Inducement Letter [Member] | New Warrants [Member]
Subsequent Event [Line Items]
Number of warrant exercised	300,000
Exercise price	$ 3.75